Note 44 - IBOR Transition (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
USD LIBOR [Member]
IBOR Transition [Line Items]
Financial Assets IBOR		€ 3,096,230	€ 2,894,005
Non-derivative financial assets [Abstract]
Non-Derivative Financial Assets		33,862	64,584
Loans		31,416	62,403
Other		2,445	2,181
Derivative financial assets [Abstract]
Derivative Financial Assets		3,062,368	2,829,421	[1]
Financial Liabilities IBOR		2,843,883	2,686,766
Non-Derivative Financial liabilities [Abstract]
Total Non-Derivative Financial Liabilities		8,666	17,403
Bonds		7,731	6,561
Deposits		728	10,809
Other		207	32
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities		2,835,216	2,669,363	[1]
Off-balance sheet [Abstract]
Off-balance sheet		€ 34,914	73,166
GBP LIBOR [Member]
IBOR Transition [Line Items]
Financial Assets IBOR			356,907
Non-derivative financial assets [Abstract]
Non-Derivative Financial Assets			5,605
Loans			5,478
Other			127
Derivative financial assets [Abstract]
Derivative Financial Assets	[1]		351,302
Financial Liabilities IBOR			321,471
Non-Derivative Financial liabilities [Abstract]
Total Non-Derivative Financial Liabilities			41
Other			41
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	[1]		321,430
Off-balance sheet [Abstract]
Off-balance sheet			498
CHF LIBOR [Member]
IBOR Transition [Line Items]
Financial Assets IBOR			47,247
Non-derivative financial assets [Abstract]
Non-Derivative Financial Assets			182
Loans			182
Derivative financial assets [Abstract]
Derivative Financial Assets	[1]		47,065
Financial Liabilities IBOR			45,442
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	[1]		45,442
Off-balance sheet [Abstract]
Off-balance sheet			40
JPY LIBOR [Member]
IBOR Transition [Line Items]
Financial Assets IBOR			523,593
Non-derivative financial assets [Abstract]
Non-Derivative Financial Assets			66
Loans			59
Other			7
Derivative financial assets [Abstract]
Derivative Financial Assets	[1]		523,527
Financial Liabilities IBOR			502,571
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	[1]		502,571
Off-balance sheet [Abstract]
Off-balance sheet			95
EONIA [Member]
IBOR Transition [Line Items]
Financial Assets IBOR			9,578
Non-derivative financial assets [Abstract]
Non-Derivative Financial Assets			536
Loans			363
Other			173
Derivative financial assets [Abstract]
Derivative Financial Assets	[1]		9,042
Financial Liabilities IBOR			7,840
Non-Derivative Financial liabilities [Abstract]
Total Non-Derivative Financial Liabilities			689
Deposits			664
Other			25
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	[1]		7,151
Off-balance sheet [Abstract]
Off-balance sheet			1,963
Other IBORs [Member]
IBOR Transition [Line Items]
Financial Assets IBOR			40,971
Non-derivative financial assets [Abstract]
Non-Derivative Financial Assets			469
Loans			469
Derivative financial assets [Abstract]
Derivative Financial Assets	[1]		40,503
Financial Liabilities IBOR			38,650
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	[1]		38,650
Off-balance sheet [Abstract]
Off-balance sheet			33
Multiple Basis [Member]
IBOR Transition [Line Items]
Financial Assets IBOR	[2]		167,050
Derivative financial assets [Abstract]
Derivative Financial Assets	[1],[2]		167,050
Financial Liabilities IBOR	[2]		144,217
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	[1],[2]		€ 144,217

[1]	The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature.
[2]	Multiple basis relates to underlying contracts utilizing multiple benchmarks subject to reforms, (e.g. floating- floating interest rate swaps which have cash flows in GBP IBOR and USD IBOR).